Schedule of Investments (unaudited)
February 28, 2026
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 2.0%
Teck Resources Ltd., Class B	312,439	$ 18,349,392
China — 2.5%
Alibaba Group Holding Ltd., ADR	46,193	6,656,873
Alibaba Group Holding Ltd.	861,644	15,592,949
		22,249,822
France — 3.1%
Air Liquide SA	64,193	13,498,205
BNP Paribas SA	128,188	14,393,167
		27,891,372
Germany — 2.6%
Allianz SE, Registered Shares	52,443	23,550,954
India — 1.4%
Kotak Mahindra Bank Ltd.	2,756,215	12,596,376
Japan — 7.2%
Hitachi Ltd.	538,100	17,615,948
Honda Motor Co. Ltd.	1,325,200	13,275,113
Shin-Etsu Chemical Co. Ltd.	392,400	15,449,400
Sony Group Corp.	818,600	18,818,191
		65,158,652
Mexico — 1.1%
Grupo Financiero Banorte SAB de CV, Class O	885,819	10,072,578
Netherlands — 2.1%
Koninklijke KPN NV	3,288,824	18,695,710
Spain — 3.9%
Banco Bilbao Vizcaya Argentaria SA	773,911	17,925,020
Industria de Diseno Textil SA	253,540	16,930,735
		34,855,755
Taiwan — 6.7%
MediaTek, Inc.	324,000	19,958,263
Taiwan Semiconductor Manufacturing Co. Ltd.	659,000	41,120,410
		61,078,673
United Kingdom — 11.1%
AstraZeneca PLC	145,103	30,534,405
BAE Systems PLC	793,614	22,662,085
Security	Shares	Value
United Kingdom (continued)
British American Tobacco PLC	318,563	$ 19,892,792
Shell PLC	359,850	15,008,761
Taylor Wimpey PLC	8,414,118	12,772,334
		100,870,377
United States — 55.9%
Accenture PLC, Class A	51,440	10,736,557
Alphabet, Inc., Class A	123,555	38,519,507
Apple Inc.	78,731	20,799,156
Applied Materials, Inc.	67,221	25,026,378
Assurant, Inc.	61,180	14,046,316
Baker Hughes Co., Class A	149,181	9,735,552
Broadcom, Inc.	107,200	34,255,760
Carrier Global Corp.	282,369	18,184,564
Charles Schwab Corp. (The)	145,681	13,868,831
Citizens Financial Group, Inc.	227,727	13,706,888
CMS Energy Corp.	367,413	28,683,933
Coca-Cola Co. (The)	289,818	23,637,556
Equifax, Inc.	63,949	13,362,783
Flowserve Corp.	157,864	13,974,121
General Electric Co.	40,134	13,736,263
Home Depot, Inc. (The)	23,233	8,845,268
Intercontinental Exchange, Inc.	79,165	12,993,352
M&T Bank Corp.	64,534	14,002,587
Meta Platforms, Inc., Class A	22,971	14,889,343
Microsoft Corp.	108,256	42,516,461
Oracle Corp.	47,592	6,919,877
Otis Worldwide Corp.	150,000	13,884,000
Parker-Hannifin Corp.	17,970	18,134,965
Procter & Gamble Co. (The)	117,112	19,581,126
Progressive Corp. (The)	89,920	19,212,307
Service Corp. International	165,308	13,915,627
Walmart, Inc.	76,627	9,804,425
Williams Cos., Inc. (The)	257,507	19,240,923
		506,214,426
Total Investments — 99.6% (Cost: $630,269,103)		901,584,087
Other Assets Less Liabilities — 0.4%		3,726,094
Net Assets — 100.0%		$ 905,310,181

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/26	Shares Held at 02/28/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Shares(a)	$ 15,746,707	$ —	$ (15,746,707)(b)	$ —	$ —	$ —	—	$ 244,402	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
February 28, 2026
BlackRock Global Dividend Portfolio
(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 18,349,392	$ —	$ —	$ 18,349,392
China	6,656,873	15,592,949	—	22,249,822
France	—	27,891,372	—	27,891,372
Germany	—	23,550,954	—	23,550,954
India	—	12,596,376	—	12,596,376
Japan	—	65,158,652	—	65,158,652
Mexico	10,072,578	—	—	10,072,578
Netherlands	—	18,695,710	—	18,695,710
Spain	—	34,855,755	—	34,855,755
Taiwan	—	61,078,673	—	61,078,673
United Kingdom	—	100,870,377	—	100,870,377
United States	506,214,426	—	—	506,214,426
	$ 541,293,269	$ 360,290,818	$ —	$ 901,584,087

Portfolio Abbreviation
ADR	American Depositary Receipt